Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2011
Shareholders' Equity (Tables) [Abstract]
Accumulated Other Comprehensive Loss

June 30,	2011	2010

Pension liability, net of taxes	$(11,212)	$(12,081)
Foreign currency translation, net of taxes	16,189	5,914
Unrealized gains on investment securities available for sale, net of taxes	82	135
Unrealized losses on cash flow hedges, net of taxes		(16)

Total accumulated other comprehensive income (loss)	$5,059	$(6,048)

Computation of basic and diluted earnings per share

Year Ended June 30,	2011	2010	2009

Net Income	$96,759	$65,903	$42,260

Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,433	42,312	42,287
Dilutive effect of potential common shares	821	549	507

Weighted-average common shares outstanding for dilutive computation	43,254	42,861	42,794

Net Income Per Share — Basic	$2.28	$1.56	$1.00

Net Income Per Share — Diluted	$2.24	$1.54	$0.99